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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: _____
  This Amendment (Check only one.):     [_] is a restatement.
                                        [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                    Mizuho Financial Group, Inc.
Address:                 Marunouchi 2-Chome Building
                         2-5-1, Marunouchi, Chiyoda-ku, Tokyo Japan 100-8333

Form 13F File Number:    28-14124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tatsufumi Sakai
Title:        Executive Officer General Manager of Group Planning Division
Phone:        81-3-5224-2789


Signature, Place, and Date of Signing:

 /s/ Tatsufumi Sakai         Chiyoda-ku, Tokyo Japan         October 31, 2012
---------------------        -----------------------         -----------------
[Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         -------------
Form 13F Information Table Entry Total:   2
                                         -------------
Form 13F Information Table Value Total:   $548,653
                                         -------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None.

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                                                FORM 13F INFORMATION TABLE

---------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1          COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
------------------------  -------- ----------  --------   ---------------------  ---------- ---------- --------------------------
                           TITLE                VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER       OF CLASS   CUSIP     (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE      SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
BLACKROCK INC             COM       09247X101   546,933   3,067,485   SH         SOLE                 3,067,485         0     0
CME GROUP INC             COM       12572Q105     1,720      30,028   SH         SOLE                    30,028         0     0
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